Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Carrying Amounts of Property and Equipment Pledged [Abstract]
Fixed assets with net carrying value	¥ 281	$ 38	¥ 807
Loss on the disposal of fixed assets	(174)	(24)	(187)
Depreciation expense	¥ 20,452	$ 2,842	¥ 20,239	¥ 15,655